Share-Based Compensation (Details 1)	12 Months Ended
	Dec. 31, 2017 USD ($) Share	Dec. 31, 2016 USD ($) Share	Dec. 31, 2015 USD ($) Share
Share-Based Compensation [Abstract]
Number of options, Outstanding, Beginning | Share	12,156,503	11,806,503	4,035,535
Number of options, Granted | Share		450,000	9,709,503
Number of options, Exercised | Share	(37,000)
Number of options, Forfeited | Share	(36,000)	(100,000)	(1,938,535)
Number of options, Outstanding, Ending | Share	11,759,503	12,156,503	11,806,503
Number of options, Exercisable | Share	8,653,010	5,793,501	2,412,000
Weighted Average Exercise price, Outstanding, Beginning | $	$ 0.75	$ 0.75	$ 0.68
Weighted Average Exercise price, Granted | $		0.75	0.75
Weighted Average Exercise price, Exercised | $	0.49
Weighted Average Exercise price, Forfeited | $	0.81	0.75	0.68
Weighted Average Exercise price, Outstanding, Ending | $	0.75	0.75	0.75
Weighted Average Exercise price, Exercisable | $	$ 0.74	$ 0.75	$ 0.77